NET LOSS PER SHARE - Narrative (Details) - shares	Dec. 31, 2022	Jun. 14, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Common stock, shares, issued (in shares)	26,659,711	25,290,270	17,862,108
Common stock, shares, outstanding (in shares)	26,659,711	25,290,270	17,862,108